CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net income	¥ 825,929	$ 119,749	¥ 2,334,116	¥ 594,980
Other comprehensive income
Foreign currency translation adjustments, net of tax	(32,115)	(4,656)	7,965	10,596
Total comprehensive income	793,814	115,093	2,342,081	605,576
Less: net income attributable to non-controlling interests	6,177	896	193
Total comprehensive income attributable to ordinary shareholders	¥ 787,637	$ 114,197	¥ 2,341,888	¥ 605,576